CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	IPO [Member]	Secondary Offer [Member]	Joslin License [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Common Stock [Member] Secondary Offer [Member]	Common Stock [Member] Joslin License [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Secondary Offer [Member]	Additional Paid-in Capital [Member] Joslin License [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member] IPO [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member] Secondary Offer [Member]	Total shareholders' (deficit) equity attributable to RenalytixAI [Member] Joslin License [Member]	Noncontrolling interests [Member]
Beginning balance at Jun. 30, 2018	$ (502)				$ 66								$ 4	$ (572)	$ (502)
Beginning balance, Shares at Jun. 30, 2018					20,000,000
Ordinary shares issued to acquire Joslin license				$ 24,286				$ 49				$ 24,237						$ 24,286
Ordinary shares issued to acquire Joslin license (Shares)								15,427,704
Sale of ordinary shares, net of offering costs underwriting fees (Value)		$ 27,369				$ 47				$ 27,322						$ 27,369
Sale of ordinary shares, net of offering costs underwriting fees (Shares)						18,388,430
Share-based compensation expense	525								$ 525						525
Currency translation adjustments	(826)												(826)		(826)
Net loss	(42,301)													(9,844)	(42,301)
Ending balance at Jun. 30, 2019	8,551				$ 162				52,084				(822)	(42,873)	8,551
Ending balance, shares at Jun. 30, 2019					53,816,134
Sale of ordinary shares, net of offering costs underwriting fees (Value)			$ 16,424				$ 17				$ 16,407						$ 16,424
Sale of ordinary shares, net of offering costs underwriting fees (Shares)							5,600,000
Share-based compensation expense	1,159								1,159						1,159
Currency translation adjustments	(378)												(378)		(378)
Net loss	(9,844)													(9,844)	(9,844)
Ending balance at Jun. 30, 2020	15,912				$ 179				69,650				(1,200)	(52,717)	15,912
Ending balance, shares at Jun. 30, 2020					59,416,134
Sale of ordinary shares, net of offering costs underwriting fees (Value)		$ 76,134				$ 40				$ 76,094						$ 76,134
Sale of ordinary shares, net of offering costs underwriting fees (Shares)						12,613,500
VericiDx distribution in specie									1,638				(25)		1,613				$ (1,613)
Deconsolidation of Verici	2,296																		2,296
Shares issued under the employee share purchase plan (Value)	111								111						111
Shares issued under the employee share purchase plan (Shares)					17,652
Share-based compensation expense	2,663								2,663						2,663
Exercise of stock options (Value)	$ 252				$ 1				251						252
Exercise of stock options (Shares)	150,000				150,000
Currency translation adjustments	$ 9,429												9,501		9,501				(72)
Net loss	(35,336)													(34,725)	(34,725)				$ (611)
Ending balance at Jun. 30, 2021	$ 71,461				$ 220				$ 150,407				$ 8,276	$ (87,442)	$ 71,461
Ending balance, shares at Jun. 30, 2021					72,197,286